4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
	2019	2018

Land	$2,793	2,889
Buildings and improvements	18,931	19,796
Furniture and equipment	24,743	22,443
Construction in process	395	381

Total premises and equipment	46,862	45,509

Less accumulated depreciation	28,258	27,059

Total net premises and equipment	$18,604	18,450